Organization and Nature of Operations	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND NATURE OF OPERATIONS [Abstract]
Organization and Nature of Operations

1. ORGANIZATION AND NATURE OF OPERATIONS

The accompanying consolidated financial statements include the financial statements of Changyou.com Limited (the “Company” or “Changyou”) and its subsidiaries and variable interest entities (“VIEs”). The Company was incorporated in the Cayman Islands on August 6, 2007. The Company and its subsidiaries and VIEs are collectively referred to as the “Group”. The major subsidiaries and VIEs through which the Company conducts its business operations as of December 31, 2013 are described below:

Name of entity	Place and date of incorporation or acquisition	Effective interest held
Controlled entities:
Changyou.com (HK) Limited (“Changyou HK”)	Hong Kong, China, August 13, 2007	100%
Beijing AmazGame Age Internet Technology Co., Ltd. (“AmazGame”)	Beijing, China, September 26, 2007	100%
Changyou.com (US), LLC. (“Changyou US”)	Delaware, United States of America, January 26, 2009	100%
Changyou.com (UK) Co., Ltd. (“Changyou UK”)	London, United Kingdom of Great Britain, July 3, 2009	100%
Changyou My Sdn. Bhd (“Changyou Malaysia”)	Kuala Lumpur, Malaysia, September 10, 2009	100%
Beijing Changyou Gamespace Software Technology Co., Ltd. (“Gamespace”)	Beijing, China, October 29, 2009	100%
Changyou.com Korea Limited (“Changyou Korea”)	Seoul, Korea, January 7, 2010	100%
Beijing Yang Fan Jing He Information Consulting Co., Ltd. (“Yang Fan Jing He”)	Beijing, China, April 22 , 2010	100%
Changyou.com India Private Limited (“Changyou India”)	Maharashtra, India, March 11, 2011	100%
Changyou IT Services Trade Limited (“Changyou Turkey”)	Turkey, September 29, 2011	100%
ICE Entertainment (HK) Limited (“ICE HK”)	Hong Kong, China, acquired on May 28, 2010	100%
ICE Information Technology (Shanghai) Co., Ltd. (“ICE Information”)	Shanghai, China, acquired on May 28, 2010	100%
Shanghai Jing Mao Culture Communication Co., Ltd (“Shanghai Jingmao”)	Shanghai, China, acquired on January 25, 2011	100%
Beijing Changyou Jingmao Film & Culture Communication Co., Ltd. (“Beijing Jingmao”)	Beijing, China, acquired on January 25, 2011	100%
Shanghai Hejin Data Consulting Co., Ltd (“Shanghai Hejin”)	Shanghai, China, acquired on January 25, 2011	100%
Changyou.com Gamepower (HK) Limited (“Gamepower HK”)	Hong Kong, China, September 8, 2011	100%
Changyou.com Webgames (HK) Limited (“Webgames HK”)	Hong Kong, China, September 21, 2011	100%
7Road.com Limited (“7Road Cayman”)	Cayman Islands, incorporated on June 15, 2011	100%
7Road.com HK Limited (“7Road HK”)	Hong Kong, China, incorporated on July 6, 2011	100%
Shenzhen 7Road Network Technologies Co., Ltd. (“7Road Technology”)	Shenzhen, China, incorporated on December 1, 2011	100%
Kylie Enterprises Limited (“Kylie”)	British Virgin Islands, acquired on December 15, 2011	100%
Changyou.com Gamestar (HK) Limited (“Gamestar HK”)	Hong Kong, China, July 12, 2013	100%
Mobogarden Enterprises Limited (“Mobogarden”)	British Virgin Islands, incorporated on September 25, 2013	100%
Heroic Vision Holdings Limited (“Heroic”)	British Virgin Islands, incorporated on October 23, 2013	100%
TalkTalk Limited (“TalkTalk”)	British Virgin Islands, acquired on December 24, 2013	73.5%
RaidCall (HK) Limited (“ RaidCall HK”)	Hong Kong, China, incorporated on November 26, 2013	73.5%
Beijing Changyou RaidCall Internet Technology Co., Ltd.(“Changyou RaidCall”)	Beijing, China, incorporated on December 9, 2013	73.5%

VIEs:
Beijing Gamease Age Digital Technology Co., Ltd. (“Gamease”)	Beijing, China, incorporated on August 23, 2007	100%
Shanghai ICE Information Technology Co., Ltd. (“Shanghai ICE”)	Shanghai, China, acquired on May 28, 2010	100%
Beijing Guanyou Gamespace Digital Technology Co., Ltd. (“Guanyou Gamespace”)	Beijing, China, incorporated on August 5, 2010	100%
Shenzhen 7Road Technology Co., Ltd. (“Shenzhen 7Road”)	Shenzhen, China, acquired on May 11, 2011	100%

Beijing Doyo Internet Technology Co., Ltd.(“Doyo”)	Beijing, China, acquired on November 26, 2013	100%
Beijing Changyou e-pay Co. Ltd. (“Changyou e-pay”)	Beijing, China, incorporated on December 19, 2013	100%

The Group principally engages in the development, operation and licensing of massively multi-player online games (“MMOGs”) ,Web games and mobile games. The Group also engages in the online advertising business through its ownership and operation of a game information portal on the 17173.com Website. The Group’s principal operations and geographic market are in the People’s Republic of China (the “PRC”).

On April 7, 2009, the Company completed an initial public offering on the NASDAQ Global Select Market. In the offering, 8,625,000 American depositary shares (“ADSs”), representing 17,250,000 Class A ordinary shares, were sold to the public at a price of $16.00 per ADS. Of these, 3,750,000 ADSs, representing 7,500,000 Class A ordinary shares, were sold by the Company; and 4,875,000 ADSs, representing 9,750,000 Class A ordinary shares, were sold by an indirect wholly-owned subsidiary of Sohu.com Inc. (“Sohu.com”). The net proceeds to the Company from the initial public offering, after deducting commissions and offering expenses, were approximately $54.7 million.